Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Recurring - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of assets
Assets	£ 3,300	£ 3,288
Sensitivity favourable	230	210
Sensitivity unfavourable	(220)	(210)
Loans
Fair value of assets
Assets	120	150
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Securities
Fair value of assets
Assets	701	853
Sensitivity favourable	20	30
Sensitivity unfavourable	(10)	(10)
Interest rate contracts
Fair value of assets
Assets	1,487	1,340
Sensitivity favourable	120	140
Sensitivity unfavourable	(120)	(140)
Foreign exchange
Fair value of assets
Assets	130	148
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Other
Fair value of assets
Assets	219	236
Sensitivity favourable	10	10
Sensitivity unfavourable	(20)	(20)
Loans
Fair value of assets
Assets	136	56
Sensitivity favourable	10
Sensitivity unfavourable	(20)
Securities
Fair value of assets
Assets	507	505
Sensitivity favourable	50	20
Sensitivity unfavourable	£ (30)	£ (30)